                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         AEW Capital Management, L.P.
                 -------------------------------
   Address:      Two Seaport Lane
                 -------------------------------
                 Boston, MA  02210-2021
                 -------------------------------

Form 13F File Number: 028-06538
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James J. Finnegan
         ----------------------------------------------------------------------
Title: Vice President of AEW Capital Management, Inc., General Partner of AEW Capital Management, L.P.
         ----------------------------------------------------------------------
Phone:   (617) 261-9000
         ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ James J. Finnegan          Boston, Massachusetts   May 15, 2012
   -------------------------------    ---------------------   ------------
           [Signature]                    [City, State]          [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number:       Name

    028-04037                   Pioneer Investment Management, Inc.
        ---------------         ------------------------------------

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      2
                                        --------------------

Form 13F Information Table Entry Total: 42
                                        --------------------

Form 13F Information Table Value Total: 3,626,830
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number       Name

    1         028-06536                  AEW Capital Management, Inc.
    ------        -----------------      -------------------------------------
    2         028-06808                  Natixis Global Asset Management, L.P.
    ------        -----------------      -------------------------------------

                           FORM 13F INFORMATION TABLE

            NAME OF REPORTING MANAGER: AEW CAPITAL MANAGEMENT, L.P.

                                    3/31/2012

                                                                                                            VOTING AUTHORITY
                            TITLE OF             VALUE      SH or   SH/ PUT/   INVESTMENT    OTHER   -----------------------------
       NAME OF ISSUER        CLASS     CUSIP    (X$1000)   PRN AMT  PRN Call   DISCRETION   MANAGERS    SOLE    SHARED    NONE
----------------------------------------------------------------------------------------------------------------------------------
Alexandria R.E. Equities    COM      015271109    73,978  1,011,600 SH       Shared-Defined  01 02      798,200    -       213,400
American Assets Trust       COM      024013104    27,859  1,221,889 SH       Shared-Defined  01 02    1,030,643    -       191,246
American Campus Communities COM      024835100    24,332    544,100 SH       Shared-Defined  01 02      466,700    -        77,400
Avalon Bay Communities      COM      053484101   209,770  1,484,046 SH       Shared-Defined  01 02    1,174,977    -       309,069
Biomed Realty Trust Inc.    COM      09063H107    48,055  2,531,900 SH       Shared-Defined  01 02    2,140,200    -       391,700
Boston Properties Inc.      COM      101121101   222,789  2,122,000 SH       Shared-Defined  01 02    1,661,900    -       460,100
Brookfield Office
 Properties Inc.            COM      112900105    26,191  1,500,900 SH       Shared-Defined  01 02    1,247,900    -       253,000
Camden Property Trust       COM      133131102    62,278    947,200 SH       Shared-Defined  01 02      793,300    -       153,900
Coresite Realty Corp.       COM      21870Q105    13,998    593,400 SH       Shared-Defined  01 02      504,400    -        89,000
CubeSmart                   COM      229663109    20,497  1,722,400 SH       Shared-Defined  01 02    1,460,100    -       262,300
DDR Corp                    COM      251591103    60,860  4,168,500 SH       Shared-Defined  01 02    3,509,500    -       659,000
Dupont Fabros Technology    COM      26613Q106    70,159  2,869,500 SH       Shared-Defined  01 02    2,347,200    -       522,300
Entertainment Pptys Trust   COM      29380T105    61,129  1,318,000 SH       Shared-Defined  01 02    1,055,100    -       262,900
Equity Lifestyle Properties COM      29472R108    51,635    740,400 SH       Shared-Defined  01 02      598,000    -       142,400
Equity Residential          COM      29476L107   267,657  4,274,300 SH       Shared-Defined  01 02    3,424,500    -       849,800
Essex Property Trust Inc    COM      297178105    22,833    150,700 SH       Shared-Defined  01 02      124,800    -        25,900
Extra Space Storage Inc.    COM      30225T102    57,249  1,988,500 SH       Shared-Defined  01 02    1,670,600    -       317,900
Federal Realty Invs Trust   COM      313747206   133,531  1,379,600 SH       Shared-Defined  01 02    1,071,000    -       308,600
First Potomac Realty Trust  COM      33610F109    30,192  2,497,300 SH       Shared-Defined  01 02    2,084,900    -       412,400
Forest City Enterprises -
 Class A                    COM      345550107    26,209  1,673,600 SH       Shared-Defined  01 02    1,394,700    -       278,900
HCP Inc.                    COM      40414L109   149,068  3,777,700 SH       Shared-Defined  01 02    3,004,300    -       773,400
Health Care Reit Inc.       COM      42217K106    25,260    459,600 SH       Shared-Defined  01 02      383,200    -        76,400
Host Hotels & Resorts       COM      44107P104   129,861  7,908,707 SH       Shared-Defined  01 02    6,269,107    -     1,639,600
Kilroy Realty Corp.         COM      49427F108    84,425  1,811,300 SH       Shared-Defined  01 02    1,518,900    -       292,400
Kite Realty Group           COM      49803T102    12,789  2,426,696 SH       Shared-Defined  01 02    2,111,730    -       314,966
Liberty Property Trust      COM      531172104    85,439  2,391,900 SH       Shared-Defined  01 02    1,861,600    -       530,300
Macerich Company (the)      COM      554382101   119,463  2,068,620 SH       Shared-Defined  01 02    1,689,400    -       379,220
National Retail Properties  COM      637417106    22,339    821,600 SH       Shared-Defined  01 02      683,200    -       138,400
Omega Healthcare Investors  COM      681936100    50,471  2,374,000 SH       Shared-Defined  01 02    2,009,400    -       364,600
Pebblebrook Hotel Trust     COM      70509V100    26,046  1,153,500 SH       Shared-Defined  01 02      962,600    -       190,900
Piedmont Office Realty
 Trust                      COM      720190206    31,845  1,794,100 SH       Shared-Defined  01 02    1,389,700            404,400
ProLogis Inc                COM      74340W103   189,645  5,265,000 SH       Shared-Defined  01 02    4,194,400          1,070,600
Public Storage Inc.         COM      74460D109   212,768  1,539,900 SH       Shared-Defined  01 02    1,214,100    -       325,800
Ramco Gershenson Properties COM      751452202    7,226     591,300 SH       Shared-Defined  01 02      537,200    -        54,100
Regency Centers Corp.       COM      758849103    59,345  1,334,200 SH       Shared-Defined  01 02    1,124,900    -       209,300
Retail Opportunity
 Investments Corp.          COM      76131N101    24,889  2,067,200 SH       Shared-Defined  01 02    1,724,300    -       342,900
RLJ Lodging Trust           COM      74965L101    24,070  1,292,000 SH       Shared-Defined  01 02    1,078,100            213,900
Select Income REIT          COM      81618T100    10,692    473,500 SH       Shared-Defined  01 02      407,000             66,500
Simon Property Group        COM      828806109   471,352  3,235,527 SH       Shared-Defined  01 02    2,588,100    -       647,427

Starwood Hotels & Resorts   COM      85590A401    58,046  1,029,000 SH       Shared-Defined  01 02      827,400    -       201,600
Ventas Inc.                 COM      92276F100   168,542  2,951,703 SH       Shared-Defined  01 02    2,341,503    -       610,200
Vornado Realty Trust        COM      929042109   152,048  1,805,796 SH       Shared-Defined  01 02    1,445,188    -       360,608
Column Totals                                  3,626,830 83,312,684                                  67,923,948    -    15,388,736